ALPS VARIABLE INVESTMENT TRUST

Morningstar Conservative ETF Asset Allocation Portfolio: Class I (N/A) and Class II (CETFX)

Morningstar Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)

Morningstar Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)

Morningstar Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)

ALPS/Alerian Energy Infrastructure Portfolio: Class I (N/A) and Class III (ALEFX)

ALPS/Red Rocks Listed Private Equity Portfolio: Class I (N/A) and Class III (AVPEX)

ALPS/Stadion Tactical Defensive Portfolio: Class I (N/A) and Class III (ALSTX)

ALPS/Stadion Tactical Growth Portfolio: Class I (N/A) and Class III (ALSGX)

(the “Portfolios”)

SUPPLEMENT DATED AUGUST 4, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED APRIL 30, 2016, AS SUPPLEMENTED

The following disclosure hereby replaces in its entirety the disclosure in the paragraph immediately preceding the last chart under the heading “MANAGEMENT OF THE TRUST” of the Portfolios’ SAI:

Remuneration of Trustees

During the fiscal year 2015, each Independent Trustee received an annual retainer of $20,000, a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.  Effective April 1, 2016, each Independent Trustee receives an annual retainer of $22,500, a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.  Also effective April 1, 2016, the Chairman of the Audit Committee receives an annual retainer of $3,000.

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Please retain this supplement for future reference.

ALPS VARIABLE INVESTMENT TRUST

ALPS/QMA Market Participation Portfolio: Class I (N/A) and Class III (ALQMX)

(the “Portfolio”)

SUPPLEMENT DATED AUGUST 4, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED APRIL 30, 2016

The following disclosure hereby replaces in its entirety the disclosure in the paragraph immediately preceding the last chart under the heading “MANAGEMENT OF THE TRUST” of the Portfolio’s SAI:

Remuneration of Trustees

During the fiscal year 2015, each Independent Trustee received an annual retainer of $20,000, a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.  Effective April 1, 2016, each Independent Trustee receives an annual retainer of $22,500, a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.  Also effective April 1, 2016, the Chairman of the Audit Committee receives an annual retainer of $3,000.

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Please retain this supplement for future reference.